Consolidated statements of cash flows (EUR €) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net earnings (loss)	€ 1,049,300	€ 40,431	€ 316,164
Adjustments required to reconcile net earnings(loss) to net cash from operating activities:
Depreciation and amortization	28,466	58,460	49,450
Impairments	796	0	8,038
Gain on bargain purchase	0	0	(109,279)
Share-based compensation	4,703	23,065	13,452
Non cash result financing costs	687	6,678	8,779
Result investments and associates	(1,030,132)	766	0
Deferred income taxes	(296)	(147)	(27,691)
Changes in assets and liabilities:
Accounts receivable	(8,477)	17,905	67,293
Inventories	(20,220)	(39,920)	8,390
Other current assets	8,831	(6,713)	(20,335)
Accounts payable and accrued expenses	9,963	(32,077)	(94,601)
Payment restructuring expenses	0	0	(3,159)
Current income taxes	4,924	(25,968)	80
Net cash provided by operating activities	48,545	42,480	216,581
Cash flows from investing activities:
Capital expenditures	(17,063)	(68,162)	(89,218)
Net purchase of intangible assets	(470)	(4,630)	(7,051)
Acquisition of business	0	0	(994)
Cash acquired in business combination	0	0	43,434
Pledged bank deposit in business combination	0	0	(20,000)
Disposal of 12% ASMPT share	298,254	0	0
Proceeds from sale of property, plant and equipment	3,969	901	3,794
Net cash used in investing activities	284,690	(71,891)	(70,035)
Cash flows from financing activities:
Debt redemption	(40,889)	(24,726)	(23,096)
Debt proceeds, net	18,980	47,677	42,173
Proceeds from issuance of shares and exercise of stock options	5,841	2,209	4,122
Dividends from associates	10,171	0	0
Dividends to common shareholders of ASMI	(31,666)	(27,519)	(22,262)
Capital repayment	(269,542)	0	0
Dividends to minority shareholders ASMPT	0	(27,024)	(79,474)
Net cash used in financing activities	(307,105)	(73,489)	(78,537)
Foreign currency translation effect	(4,168)	3,125	(18,052)
Net (decrease) increase in cash and cash equivalents	21,962	(99,775)	49,956
Cash and cash equivalents at beginning of year	290,475	390,250	340,294
Cash and cash equivalents at end of year	312,437	290,475	390,250
Supplemental disclosures of cash flow information
Interest	2,933	10,124	10,742
Income taxes	6,493	52,425	39,929
Supplemental on cash investing and financing activities:
Subordinated debt converted	0	150,000	32,202
Subordinated debt converted into number of shares (in shares)	0	9,074,396	2,151,020
ASM International N.V. [Member]
Cash flows from operating activities:
Net earnings (loss)	1,049,300	40,431	316,164
Adjustments required to reconcile net earnings(loss) to net cash from operating activities:
Depreciation and amortization	28,466	58,460	46,973
Impairments			8,038
Result investments and associates	(1,030,132)	766
Cash flows from investing activities:
Capital expenditures		(68,162)	(89,218)
Net purchase of intangible assets		(4,630)	(7,051)
Cash flows from financing activities:
Purchase of treasury shares	0	(40,554)	0
Cash and cash equivalents at beginning of year	290,475	390,250
Cash and cash equivalents at end of year	312,437	290,475	390,250
Asm Pacific Technology Ltd [Member]
Cash flows from financing activities:
Purchase of treasury shares	€ 0	€ (3,552)	€ 0